Finance income / (expense) - Summary of Finance Income (Expense) (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Income Expense [Abstract]
Foreign exchange differences	€ 7,869,114	€ (3,116,662)	€ 11,100,392
Interest income (expense)	5,469,464	224,494	(16,105)
Other finance expenses	(46,914)	(20,475)	(23,149)
Total finance (expenses)/income	€ 13,291,664	€ (2,912,643)	€ 11,061,138